Label	Element	Value
Bridges Capital Tactical ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Bridges Capital Tactical ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Bridges Capital Tactical ETF
Ticker Symbol: BDGS
(a series of EA Series Trust)
Listed on The Nasdaq Stock Market, LLC
February 23, 2024
Supplement to the
Summary Prospectus and Prospectus each dated April 5, 2023 (as previously supplemented)
Effective immediately, the following information supplements and supersedes any contrary information contained in the Fund’s Summary Prospectus and Prospectus.
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current estimates of the Acquired Fund Fees and Expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	The “Example” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the Fund’s contractual expense limitation agreement only for the term of the contractual expense limitation agreement. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271
Supplement Closing [Text Block]	ck0001592900_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Bridges Capital Tactical ETF | Bridges Capital Tactical ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BDGS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee payment under the Fund’s Investment Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including dividend expenses and securities sold short expenses and borrowing costs), litigation expense and other non-routine or extraordinary expenses. Additionally, the Fund shall be responsible for its non-operating expenses, and fees and expenses associated with the Fund’s securities lending program, if applicable.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	The expense information in the table has been restated to reflect current estimates of the Acquired Fund Fees and Expenses (“AFFE”). AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Previously, the Fund disclosed estimated AFFE of 0.00%.